Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total property and equipment	$ 34,991	$ 35,504
Less: accumulated depreciation	(13,848)	(9,119)
Total property and equipment, net	21,143	26,385
Electronic equipment [Member]
Total property and equipment	24,256	24,611
Office furniture and equipment [Member]
Total property and equipment	$ 10,735	$ 10,893